CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Statement of Comprehensive Income [Abstract]
Unrealized holding gains arising during the period, tax	$ 130,963	$ 68,000	$ 43,000
Reclassification adjustment for net gains included in net income, tax	$ 7,963	$ 14,000	$ 8,000